Fair Value Measurements (Schedule of Financial Assets and Liabilities not Carried at Fair Value) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 234,270	$ 240,439
Total loans, net of allowance for loan losses	958,486	953,012
FINANCIAL LIABILITIES
Deposits	1,245,144	1,267,104
Securitization liabilities at amortized cost	15,021	14,841
Subordinated notes and debentures	10,642	10,733
Carrying value [Member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	234,270	240,439
Total loans, net of allowance for loan losses	958,486	953,012
Total financial assets not carried at fair value	1,192,756	1,193,451
FINANCIAL LIABILITIES
Deposits	1,245,144	1,267,104
Securitization liabilities at amortized cost	15,021	14,841
Subordinated notes and debentures	10,642	10,733
Total financial liabilities not carried at fair value	1,270,807	1,292,678
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	233,758	239,157
Total loans, net of allowance for loan losses	961,507	956,424
Total financial assets not carried at fair value	1,195,265	1,195,581
FINANCIAL LIABILITIES
Deposits	1,245,666	1,267,466
Securitization liabilities at amortized cost	15,029	14,805
Subordinated notes and debentures	10,770	10,929
Total financial liabilities not carried at fair value	1,271,465	1,293,200
Government and government-related securities [member] | Carrying value [Member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	176,562	183,593
Government and government-related securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	176,063	182,478
Other debt securities [member] | Carrying value [Member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	57,708	56,846
Other debt securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 57,695	$ 56,679